DEFERRED POLICY ACQUISITION COSTS, NET OF CEDING COMMISSIONS	12 Months Ended
Dec. 31, 2025
Deferred Policy Acquisition Costs Disclosures [Abstract]
DEFERRED POLICY ACQUISITION COSTS, NET OF CEDING COMMISSIONS	DEFERRED POLICY ACQUISITION COSTS, NET OF CEDING COMMISSIONS

(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Balance at beginning of year	$67,055	$65,272	$57,941
Acquisition costs deferred	80,438	81,318	82,307
Amortization of deferred acquisition costs	(76,870)	(79,535)	(74,976)
Balance at end of year	$70,623	$67,055	$65,272